UNAUDITED QUARTERLY CONDENSED CONSOLIDATED FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2020
UNAUDITED QUARTERLY CONDENSED CONSOLIDATED FINANCIAL INFORMATION [Abstract]
UNAUDITED QUARTERLY CONDENSED CONSOLIDATED FINANCIAL INFORMATION
20.	UNAUDITED QUARTERLY CONDENSED CONSOLIDATED FINANCIAL INFORMATION

The unaudited quarterly financial information for each of the quarters in the years ended December 31, 2020 and 2019 is presented below (dollars in thousands, except per share data):

	March 31, 2020	June 30, 2020	September 30, 2020	December 31, 2020
Total revenues	$121,555	$79,962	$60,084	$72,754
Net income (loss)	$38,072	$9,606	$(8,067)	$(107,036)
Earnings (loss) per share — Basic	$1.24	$0.32	$(0.26)	$(3.51)
Earnings (loss) per share — Diluted	$1.24	$0.32	$(0.26)	$(3.51)

	March 31, 2019	June 30, 2019	September 30, 2019	December 31, 2019
Total revenues	$134,703	$147,033	$139,034	$154,254
Net income	$44,965	$54,050	$51,704	$75,158
Earnings per share — Basic	$1.38	$1.69	$1.67	$2.43
Earnings per share — Diluted	$1.38	$1.68	$1.67	$2.43